Long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt facilities
As of December 31, 2013 and 2012, the Company had the following debt:

(In US$ millions)	December 31, 2013	December 31, 2012
Credit facilities:
$800 facility	—	227
$170 facility	—	83
$100 facility	—	69
$1,500 facility	706	882
$1,200 facility	733	867
$700 facility	490	560
$1,121 facility	72	1,019
$2,000 facility (North Atlantic Drilling)	1,503	1,750
$400 facility	320	360
$550 facility	440	495
$900 facility	—	731
$440 facility	293	101
$450 facility	450	—
$1,450 facility	1,390	—
$360 facility (Asia Offshore Drilling)	345	—
$300 facility	234	—
$1,750 facility (Sevan Drilling)	1,400	—
$150 facility	150	—
$450 facility	450	—
Total credit facilities	8,976	7,144

Ship Finance International Loans
$700 facility	—	397
$1,400 facility	—	822
$420 facility	387	—
$375 facility	362	—
$390 facility	383	—
$475 facility	—	—
Total Ship Finance International Loans	1,132	1,219

Unsecured bonds and convertible bonds
Unsecured bonds	2,584	1,567
Convertible bonds	577	561
Total unsecured bonds and convertible bonds	3,161	2,128

Other credit facilities with corresponding restricted cash deposits	197	270
Total debt	13,466	10,761
Less: current portion	(1,566)	(2,066)
Long-term portion	11,900	8,695

Maturities of outstanding debt
The outstanding debt as of December 31, 2013 is repayable as follows:

(In US$ millions)	December 31, 2013
2014	1,566
2015	2,608
2016	1,586
2017	3,299
2018	2,321
2019 and thereafter	2,159
Effect of amortization of convertible bond	(73)
Total debt	13,466